Expense Example {- Franklin Growth and Income VIP Fund} - FTVIP Class 1-62 - Franklin Growth and Income VIP Fund - Class 1	May 01, 2021 USD ($)
Expense Example:
1 year	$ 60
3 years	241
5 years	437
10 years	$ 1,003